per share amounts (Details) - shares shares in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Effect of dilutive securities
Basic total weighted average number of Common Shares outstanding	1,381	1,355	1,378	1,327
Effect of dilutive securities - Restricted share units	6	4	6	4
Diluted total weighted average number of Common Shares outstanding	1,387	1,359	1,384	1,331
Restricted stock units RSU [member]
Effect of dilutive securities
Outstanding share awards excluded in the calculation of diluted net income per Common Share	0	0	0	0
Share option awards
Effect of dilutive securities
Outstanding share awards excluded in the calculation of diluted net income per Common Share	0		0
Share option awards | Maximum
Effect of dilutive securities
Outstanding share awards excluded in the calculation of diluted net income per Common Share		1		1